Summary of Significant Accounting Policies - Reportable segments financial performance (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net income applicable to common shareholders	$ (585)	$ 942	$ 678	$ 977	$ 1,294	$ 810	$ 549	$ 785	$ 2,012	$ 3,438	$ 1,692
Property-Liability
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Adjusted net income (loss)									2,253	2,205	1,370
Net income applicable to common shareholders									2,465	2,813	1,758
Service Businesses
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Adjusted net income (loss)									8	(54)	5
Net income applicable to common shareholders									(79)	23	5
Allstate Life
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Adjusted net income (loss)									295	259	251
Net income applicable to common shareholders									260	589	223
Allstate Benefits
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Adjusted net income (loss)									124	100	103
Net income applicable to common shareholders									118	154	99
Allstate Annuities
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Adjusted net income (loss)									131	205	102
Net income applicable to common shareholders									76	419	77
Corporate and Other
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Adjusted net income (loss)									(406)	(320)	(293)
Net income applicable to common shareholders									(828)	(560)	(470)
Previously reported
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net income applicable to common shareholders									2,104	3,073	1,761
Impact of change | Previously reported
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net income applicable to common shareholders									2,104	3,073	1,761
Impact of change | Previously reported | Property-Liability
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Adjusted net income (loss)									2,097	2,012	1,220
Net income applicable to common shareholders									2,341	2,587	1,661
Impact of change | Previously reported | Service Businesses
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Adjusted net income (loss)									2	(59)	3
Net income applicable to common shareholders									(85)	15	3
Impact of change | Previously reported | Allstate Life
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Adjusted net income (loss)									289	253	247
Net income applicable to common shareholders									254	577	219
Impact of change | Previously reported | Allstate Benefits
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Adjusted net income (loss)									119	95	100
Net income applicable to common shareholders									113	146	96
Impact of change | Previously reported | Allstate Annuities
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Adjusted net income (loss)									130	204	101
Net income applicable to common shareholders									75	418	76
Impact of change | Previously reported | Corporate and Other
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Adjusted net income (loss)									(542)	(399)	(292)
Net income applicable to common shareholders									(594)	(670)	(294)
Impact of change | Restatement Adjustment
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net income applicable to common shareholders	$ (273)	$ 109	$ 41	$ 31	$ 74	$ 173	$ (1)	$ 119	(92)	365	(69)
Impact of change | Restatement Adjustment | Property-Liability
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Adjusted net income (loss)									156	193	150
Net income applicable to common shareholders									124	226	97
Impact of change | Restatement Adjustment | Service Businesses
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Adjusted net income (loss)									6	5	2
Net income applicable to common shareholders									6	8	2
Impact of change | Restatement Adjustment | Allstate Life
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Adjusted net income (loss)									6	6	4
Net income applicable to common shareholders									6	12	4
Impact of change | Restatement Adjustment | Allstate Benefits
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Adjusted net income (loss)									5	5	3
Net income applicable to common shareholders									5	8	3
Impact of change | Restatement Adjustment | Allstate Annuities
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Adjusted net income (loss)									1	1	1
Net income applicable to common shareholders									1	1	1
Impact of change | Restatement Adjustment | Corporate and Other
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Adjusted net income (loss)									136	79	(1)
Net income applicable to common shareholders									$ (234)	$ 110	$ (176)